Clearing Broker Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Brokers and Dealers Disclosure [Line Items]
Segregated customer cash	$ 3	$ 23
Securities borrowed		157
Receivables from customers and other	3	33
Clearing broker assets	6	213
Payables to customers		16
Securities loaned		145
Payable to brokers and dealers	4	18
Clearing broker liabilities	$ 4	$ 179